STATEMENTS OF CASH FLOWS (Parenthetical) - Record Street Brewing Co [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Founders' shares issued (in shares)	4,000	4,000
Founders' share par value (in dollar per share)	$ 0.001	$ 0.001